INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2 0 1 6	2 0 1 5

Carry forward tax losses	30,939	23,565
Less valuation allowance	(30,939)	(23,565)
	-	-